Exhibit (s)

MONTHLY CERTIFICATEHOLDERS' STATEMENT DISCOVER CARD MASTER TRUST I Series 2007-1 Monthly Statement Class A Certificate CUSIP # 254704AA7 Class B Certificate CUSIP # 254704AB5

Distribution Date: January 15, 2008

Month Ending: December 31, 2007

Pursuant to the Series Supplement dated as of February 28, 2007, as amended, (the 'Series Supplement') relating to the Amended and Restated Pooling and Servicing Agreement dated as of November 3, 2004, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee, (the 'Pooling and Servicing Agreement') the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Trust. We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. The Pooling and Servicing Agreement was filed by the Trust as Exhibit 4.2 to the Trust's Current Report on Form 8-K filed on October 29, 2004, and the Series Supplement was filed by the Trust as Exhibit 4.4 to the Trust's Current Report on Form 8-K filed on February 28, 2007 in each case under the file number 000-23108. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement.

1.	Payments to investors in Series 2007-1 on this Distribution Date (per $1000 of Class Initial Investor Interest)
	Series 2007-1				Total	Interest	Principal
		Class A	29 days at	5.03750000%	$4.057986113	$4.057986113	$0.000000000
		Class B	29 days at	5.12750000%	$4.130486143	$4.130486143	$0.000000000

	Interest Accrual Period: from and including December 17, 2007 to but excluding January 15, 2008
	LIBOR Determination Date: December 13, 2007

2.	Principal Receivables for December, 2007				Beginning Principal Balances	Ending Principal Balances
	(a)	Aggregate Investor Interest			$26,978,673,000.00		$25,778,673,000.00
		Seller Interest			$10,691,822,398.61		$13,013,825,079.62
		Total Master Trust			$37,670,495,398.61		$38,792,498,079.62
	(b)	Group One Investor Interest			$26,978,673,000.00		$25,778,673,000.00
	(c)	Group One Investor Interest for Interchange Series			$20,008,165,000.00		$20,008,165,000.00
	(d)	Series 2007-1 Investor Interest			$1,578,948,000.00		$1,578,948,000.00
	(e)	Class A Investor Interest			$1,500,000,000.00		$1,500,000,000.00
		Class B Investor Interest			$78,948,000.00		$78,948,000.00
	(f)	Total Master Trust # of Accounts			35,094,865		34,727,482
	(g)	Minimum Principal Receivables Balance at the end of the month (1)					$27,719,003,225.81
	(h)	Amount by which Master Trust Principal Receivables
		exceed the Minimum Principal Receivables Balance at the end of the month					$11,073,494,853.81

3.	Allocation of Receivables and other amounts collected during December, 2007
		Finance Charge Collections		Principal Collections	Interchange
	(a)	Allocation between Investors and Seller:
		Aggregate Investor Allocation	$392,448,684.20	$5,317,814,651.33	$64,621,236.26
		Seller Allocation	$155,529,304.77	$2,107,475,572.47	$57,044,387.89
	(b) Group One Allocation		$392,448,684.20	$5,317,814,651.33	$64,621,236.26
	(c) Series 2007-1 Allocation		$22,968,497.40	$311,231,039.73	$5,099,614.64
	(d)	Class A Allocation	$21,819,935.54	$295,667,631.42	$4,844,603.49
		Class B Allocation	$1,148,561.86	$15,563,408.31	$255,011.15
	(e)	Group One Portfolio Yield
		(FCC yield excludes principal recoveries,
		see Item 17(b))	16.67%	N/A		N/A
	(f)	Series 2007-1 Portfolio Yield
		(FCC yield excludes principal recoveries,
		see Item 17(b))	16.67%	N/A		3.88%

					December, 2007
	(g)	Principal Collections as a monthly percentage of Master Trust Receivables
		at the beginning of December, 2007				19.44%
	(h)	Finance Charge Collections as a monthly percentage of Master Trust Receivables
		at the beginning of December, 2007				1.43%
	(i)	Total Collections as a monthly percentage of Master Trust Receivables
		at the beginning of December, 2007				20.88%
	(j)	Interchange as a monthly percentage of Master Trust Receivables
		at the beginning of December, 2007				0.32%
	(k)	Total Collections and Interchange as a monthly percentage of Master Trust Receivables
		at the beginning of December, 2007				21.20%
	(l)	Trust Collections deposited for the month (2)		Prior Month	December, 2007
				$594,658,162.36	$1,729,768,021.88

4.	Information Concerning the Series Principal Funding Account ("SPFA")
		Beginning	Deposits into the SPFA	Deficit Amount on	Ending	Investment
		SPFA Balance	on this Distribution Date	this Distribution Date	SPFA Balance	Income
	Series 2007-1	$0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

5.	Information Concerning Amount of Controlled Liquidation Payments
		Amount Paid on this	Deficit Amount on this		Total Payments through
		Distribution Date	Distribution Date		this Distribution Date
	Series 2007-1	$ 0.00		$ 0.00		$0.00

6.	Information Concerning the Series Interest Funding Account ("SIFA")
		Beginning	Interest	Deposits into the SIFA	Ending
		SIFA Balance	Shortfall	on this Distribution Date	SIFA Balance
	Series 2007-1	$ 0.00	$ 0.00	$ 6,413,072.79	$ 0.00

7.	Pool Factors for December, 2007
	Class A			1.00000000
	Class B			1.00000000

8.	Investor Charged-Off Amount
				Cumulative Investor
			December, 2007	Charged-Off Amount
	(a)	Group One	$121,656,247.53	$0.00
	(b)	Series 2007-1	$7,120,067.71	$0.00
	(c)	Class A	$6,764,021.86	$0.00
		Class B	$356,045.85	$0.00
	(d)	As an annualized percentage of
		Principal Receivables at the
		beginning of December, 2007	5.41%	N/A
9.	Investor Losses for December, 2007			Per $1,000 of Initial
			Total	Series Investor Interest
	(a)	Group One	$0.00	$0.00
	(b)	Series 2007-1	$0.00	$0.00
	(c)	Class A	$0.00	$0.00
		Class B	$0.00	$0.00
10. Reimbursement of Investor Losses for December, 2007				Per $1,000 of Initial
			Total	Series Investor Interest
	(a)	Group One	$0.00	$0.00
	(b)	Series 2007-1	$0.00	$0.00
	(c)	Class A	$0.00	$0.00
		Class B	$0.00	$0.00

11. Aggregate Amount of Unreimbursed Investor Losses for December, 2007
				Per $1,000 of Initial
			Total	Series Investor Interest
	(a)	Group One	$0.00	$0.00
	(b)	Series 2007-1	$0.00	$0.00
	(c)	Class A	$0.00	$0.00
		Class B	$0.00	$0.00
12.	Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date
	(a)	Group One		$44,964,455.02
	(b)	Series 2007-1		$2,631,580.00
	(c)	Class A		$2,500,000.00
		Class B		$131,580.00
13.	Class A Available Subordinated Amount
			Prior Distribution Date	Current Distribution Date
	Series 2007-1, Class B
	(a) Total		$197,368,500.00	$197,368,500.00
	(b) As a percentage of Class A Invested Amount		13.1579%	13.1579%

14.	Total Available Credit Enhancement Amounts
			Class B Balance on	Class B Balance on
			Prior Distribution Date	Current Distribution Date
	(a)	Maximum Amount	$118,421,100.00	$118,421,100.00
	(b)	Available Amount	$118,421,100.00	$118,421,100.00
	(c)	Amount of unreimbursed Drawings on Credit
		Enhancement		$0.00
	(d)	Credit Enhancement Fee payable to DRFC Funding LLC
		related to loan provided to fund Credit Enhancement		$53,795.19
	(e)	Credit Enhancement Fee paid to DRFC Funding LLC
		related to loan provided to fund Credit Enhancement		$53,795.19

15.	Delinquency Summary
	Master Trust Receivables Outstanding at the end of December, 2007				$39,302,100,656.15
			Number of	Delinquent Amount	Percentage of Ending
		Payment Status	Delinquent Accounts	Ending Balance	Receivables Outstanding
		30-59 Days	83,900	$449,667,619.39	1.14%
		60-89 Days	55,305	$332,822,471.18	0.85%
		90-119 Days	43,404	$279,051,604.30	0.71%
		120-149 Days	34,669	$232,617,114.04	0.59%
		150-179 Days	30,965	$214,141,312.56	0.54%
		180+ Days	0	$0.00	0.00%

		Total	248,243	$1,508,300,121.47	3.84%
					Annualized
16.	Excess Spread applicable to this Distribution Date(3)			Amount	Percentage
	(a)	Group One (4)		$110,616,509.92	4.92%
	(b)	Group One three-month rolling average		$116,111,813.23	5.06%
	(c)	Interchange Subgroup (5)		$146,446,206.46	8.78%
	(d)	Interchange Subgroup three-month rolling average		$147,896,554.27	8.66%
	(e)	Series 2007-1 (6)		$11,849,596.35	9.01%
	(f)	Series 2007-1 three-month rolling average		$11,708,638.82	8.90%
17.	Investor Principal Charge-Offs on this Distribution Date		(7)	Amount	Rate
	(a)	Gross Charge-offs (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of December, 2007)		$121,656,247.53	5.41%
	(b)	Recoveries (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of December, 2007)		$17,718,204.15	0.79%
	(c)	Net Charge-offs (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of December, 2007)		$103,938,043.38	4.62%

U.S. Bank National Association as Trustee By:________________________________ Vice President

(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur.

(2) Only the portion of Trust Collections required to be deposited under the Trust's Required Daily Deposit provisions will typically be deposited in the Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Trust performance.

(3) Investors should refer only to the highest of the Group Excess Spread Percentage (Item 16(a)), the Interchange Subgroup Excess Spread Percentage (Item 16(c)) and the Series Excess Spread Percentage (Item 16(e)) in assessing the current performance of the Trust and the Receivables. An amortization event occurs if the 3-month rolling average Group, Interchange Subgroup, and Series Excess Spreads are all less than zero. If necessary, the Trust will use funds available from series or subseries with positive Series Excess Spreads to cover expenses (as detailed in note 5 below) for series or subseries, if any, with negative Series Excess Spreads, except that any such funds consisting of Interchange will only be used to cover expenses for Interchange Series. Funds remaining after reallocation are distributed to Discover Bank for general use in its regular course of business.

(4) Group Excess Spread is the sum of the Series Excess Spreads for each series, including each subseries, in the Group. The Group Excess Spread Percentage is equal to the Group Excess Spread, multiplied by twelve, divided by the Series Investor Interests at the beginning of the period for each series, including each subseries, in the Group.

(5) The Interchange Subgroup Excess Spread Percentage is the sum of (i) all amounts available to be deposited into the Group Interchange Reallocation Account for all series to which interchange is allocated and (ii) the Interchange Subgroup Allocable Group Excess Spread which is (a) if the Group Excess Spread is greater than or equal to zero, the Group Excess Spread multiplied by the Interchange Subgroup Excess Allocation Percentage (the sum of the investor interest in receivables for each master trust series that is allocated interchange, divided by the sum of the investor interest in receivables for all master trust series) and (b) if the Group Excess Spread is less than zero, the Group Excess Spread multiplied by the Interchange Subgroup Shortfall Allocation Percentage (the sum of the series excess spreads for all master trust series allocated interchange for which the series excess spread was negative, divided by the sum of the series excess spreads for all master trust series for which theseries excess spread was negative), multiplied by twelve, divided by the Series Investor Interest for all Interchange Series at the beginning of each period.

(6) Series Excess Spread for this Series is the difference between (a) the sum of Finance Charge Collections, Investment Income, and Series Interchange for any Class of this Series (see Item 3(c)), and (b) the sum of (i) the monthly interest for this Series (see"Deposits into the SIFA on this Distribution Date" in Item 6), (ii) the monthly servicing fee for this Series (see Item12(b)), (iii) the Investor Charged-Off Amount (see Item 8(b)), and (iv) the Credit Enhancement Fee (see Item 14(d)), in each case for this Distribution Date. For purposes of determining Group Excess Spread and the Interchange Subgroup Shortfall Allocation Percentage, Series Excess Spread is the amount calculated as described above minus (i) if the Series Excess Spread for such series is positive without giving effect to clause (i) of this sentence, the lesser of Series Interchange or the amount determined as the Series Excess Spread without giving effect to this sentence; provided that Series Excess Spread, for purposes of determining the Group Excess Spread and the Interchange Subgroup Shortfall Allocation Percentage, shall not be reduced below zero as a result of this sentence. The Series Excess Spread Percentage is equal to the Series Excess Spread, multiplied by twelve, divided by the Series Investor Interest for this Series at the beginning of the period.

(7) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.

MASTER SERVICER'S CERTIFICATE STATEMENT

DISCOVER CARD MASTER TRUST I Series 2007-1 Monthly Statement CREDIT CARD PASS-THROUGH CERTIFICATES

The undersigned, a duly authorized representative of Discover Bank, as Master Servicer pursuant to the Amended and Restated Pooling & Servicing Agreement dated as of November 3, 2004, as amended (the 'Pooling & Servicing Agreement') and the Series Supplement dated as of February 28, 2007, as amended (the 'Series Supplement') by and between Discover Bank and U.S. Bank National Association, as Trustee, does hereby certify as follows with respect to the Series Supplement for the Discover Card Master Trust I, Series 2007-1 Master Trust Certificates for the Distribution Date occurring on January 15, 2008:

1.	Discover Bank is Master Servicer under the Pooling and Servicing Agreement.
2.	The undersigned is a Servicing Officer of Discover Bank as Master Servicer.
3.	The aggregate amount of Collections processed during December, 2007
	is equal to	$7,973,268,212.77
4.	The aggregate amount of Class A Principal Collections processed during December, 2007
	is equal to	$295,667,631.42
5.	The aggregate amount of Class A Finance Charge Collections processed during December, 2007
	is equal to	$21,819,935.54
6.	The aggregate amount of Class A Interchange processed during December, 2007
	is equal to	$4,844,603.49

7.	The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series Supplement:

	(a)	with respect to the Class A Required Amount Shortfall is equal to	$0.00
	(b)	with respect to the Class A Cumulative Investor Charged-Off Amount is equal to	$0.00
	(c)	with respect to the Class A Investor Interest is equal to	$0.00
8.	The sum of all amounts payable to the Class A Certificateholders on the current Distribution Date is
	equal to		$6,086,979.17

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9.	The aggregate amount of Class B Principal Collections processed during December, 2007
	is equal to	$15,563,408.31

10.	The aggregate amount of Class B Finance Charge Collections processed during December, 2007
	is equal to	$1,148,561.86

11.	The aggregate amount of Class B Interchange processed during December, 2007
	is equal to	$255,011.15

12.	The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series Supplement:

	(a)	with respect to the Class B Required Amount Shortfall is equal to	$0.00
	(b)	with respect to the Class B Cumulative Investor Charged-Off Amount is equal to	$0.00
	(c)	with respect to the Class B Investor Interest is equal to	$0.00
13.	The sum of all amounts payable to the Class B Certificateholders on the current Distribution Date is
	equal to		$326,093.62

14.	Attached hereto is a true copy of the statement required to be delivered by the Master Servicer on the date of this Certificate to the Trustee pursuant to the section entitled Master Servicer's Monthly Certificate of the Series Supplement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered certificate this 15th day of January, 2008.

Series 2007-1

DISCOVER BANK as Master Servicer

By:________________________________ Vice President, Chief Financial Officer and Treasurer

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